Loans - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-off of unsecured open end loans	180 days
Charge down to the net realizable value, other secured loans due	120 days
Prior loss experience of company	3 years
Default occurs when TDR due, transferred to non accrual status or other real estate owned within twelve months of restructuring	90 days